Debt - Additional Information (Detail) $ / shares in Units, $ in Thousands					3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 15, 2026 USD ($)	Dec. 22, 2023 USD ($)	Dec. 15, 2023 USD ($)	Jun. 13, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Mar. 27, 2024 USD ($)	Mar. 25, 2024 USD ($)	Mar. 31, 2023 USD ($)
Aggregate accrued interest amount of exchanged debt instrument
Debt instrument converted into amount								$ 14,660	$ 0
Interest expense					$ 77		$ 0	862	0
Additional Paid in Capital					100,545			100,545		$ 14,633
Notes Payable To Related Parties Current And Current					2,305			2,305		0
Senior notes										8,900
Senior secured notes					2,081			2,081		8,900
Unamortized debt issuance expense										158
Private Placement Warrants [Member]
Aggregate accrued interest amount of exchanged debt instrument
Notes Payable To Related Parties Current And Current													$ 2,619
Private Placement Warrants [Member] | Lincoln Park Purchase Agreement [Member]
Aggregate accrued interest amount of exchanged debt instrument
Notes Payable To Related Parties Current And Current					$ 2,305			$ 2,305
Percentage Of Interest Of Notes Payable					4.50%			4.50%
Related Party [Member]
Aggregate accrued interest amount of exchanged debt instrument
Debt instrument converted into amount								$ 3,853	$ 0
Related Party [Member] | Private Placement Warrants [Member]
Aggregate accrued interest amount of exchanged debt instrument
Notes Payable Convertible Into Warrant					$ 1,500			$ 1,500
Convertible Price Per Warrant | $ / shares					$ 1			$ 1
New Company Common Stock [Member]
Aggregate accrued interest amount of exchanged debt instrument
Stock Issued During Period, Shares, New Issues | shares						11,666
Zapata Computing, Inc. [Member]
Aggregate accrued interest amount of exchanged debt instrument
Extinguishment of senior notes										6,864	$ 0
Additional Paid in Capital										$ 14,633	$ 2,734
Share price | $ / shares										$ 3.71	$ 5.75
Senior Notes [Member]
Aggregate accrued interest amount of exchanged debt instrument
Debt instrument face value				$ 20,000								$ 150
Debt instrument stated rate of interest percentage		20.00%		20.00%
Debt instrument date of maturity				Jun. 13, 2024
Extinguishment of senior notes		$ 6,182
Aggregate principal amount of exchanged debt instrument		5,625
Aggregate accrued interest amount of exchanged debt instrument		557
Debt Instrument Conversion Price Per Share | $ / shares					$ 8.5			$ 8.5
Senior Notes [Member] | Zapata Computing, Inc. [Member]
Aggregate accrued interest amount of exchanged debt instrument
Debt instrument face value				$ 20,000
Debt instrument stated rate of interest percentage				20.00%
Debt instrument date of maturity				Jun. 13, 2024
Debt instrument convertible conversion ratio				0.85
Proceeds from issuance or sale of equity				$ 6,000
Senior Notes [Member] | Zapata Computing, Inc. [Member] | Subsequent Event [Member]
Aggregate accrued interest amount of exchanged debt instrument
Debt instrument face value												$ 150		$ 7,150
Senior Notes [Member] | Zapata Computing, Inc. [Member] | Advisory Agreements For Capital Markets [Member] | Subsequent Event [Member]
Aggregate accrued interest amount of exchanged debt instrument
Debt instrument face value														$ 1,150
Senior Notes [Member] | Zapata Computing, Inc. [Member] | IPO [Member]
Aggregate accrued interest amount of exchanged debt instrument
Debt instrument convertible conversion ratio				0.85
Senior Notes [Member] | Zapata Computing, Inc. [Member] | Series B 2 Preferred Stock [Member]
Aggregate accrued interest amount of exchanged debt instrument
Debt instrument convertible conversion ratio				0.85
Debt instrument converted into amount				$ 250,000
Senior Secured Notes [Member]
Aggregate accrued interest amount of exchanged debt instrument
Debt instrument face value		$ 14,375				$ 7,150
Debt instrument stated rate of interest percentage		15.00%
Debt instrument date of maturity		Dec. 15, 2026
Debt securities realized gain(loss)						9,776
Interest expense					$ 77			$ 493
Payments of debt issuance costs						210
Aggregate principal amount of exchanged debt instrument		$ 5,625
Aggregate accrued interest amount of exchanged debt instrument		$ 557						$ 453
Debt Instrument Converted Into Common Stock | shares								3,257,876
Debt Instrument, Convertible, Carrying Amount of Equity Component					14,207			$ 14,207
Additional Paid in Capital					14,660			14,660
Unconverted Debt Instrument Face Amount					2,081			2,081
Senior secured notes						6,150
Debt Instrument, Unamortized Discount						53
Senior Secured Notes [Member] | Subsequent Event [Member]
Aggregate accrued interest amount of exchanged debt instrument
Line of Credit Facility, Maximum Amount Outstanding During Period	$ 2,081
Senior Secured Notes [Member] | Third-party advisor [Member]
Aggregate accrued interest amount of exchanged debt instrument
Senior secured notes					$ 1,000			$ 1,000
Senior Secured Notes [Member] | Related Party [Member]
Aggregate accrued interest amount of exchanged debt instrument
Debt Instrument Converted Into Common Stock | shares								856,202
Senior Secured Notes [Member] | Advisory Agreements For Capital Markets [Member]
Aggregate accrued interest amount of exchanged debt instrument
Debt instrument face value						$ 1,150
Senior Secured Notes [Member] | Zapata Computing, Inc. [Member]
Aggregate accrued interest amount of exchanged debt instrument
Debt instrument face value			$ 14,375							$ 9,057
Debt instrument stated rate of interest percentage			15.00%
Debt instrument date of maturity			Dec. 15, 2026
Debt instrument converted into amount										6,182
Proceeds from issuance of debt										2,875
Extinguishment of senior notes			$ 6,864
Debt securities realized gain(loss)										11,086
Interest expense										63
Payments of debt issuance costs										$ 157
Aggregate principal amount of exchanged debt instrument			5,625
Aggregate accrued interest amount of exchanged debt instrument			$ 557
Convertible Debt [Member] | Closing Of Business Combination [Member]
Aggregate accrued interest amount of exchanged debt instrument
Share price | $ / shares						$ 4.5
Convertible Debt [Member] | Anytime After Closing Of Business Combination [Member]
Aggregate accrued interest amount of exchanged debt instrument
Share price | $ / shares						$ 8.5
Conversion Of Senior Secured Notes [Member]
Aggregate accrued interest amount of exchanged debt instrument
Interest expense								$ 368